Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents
Schedule of cash and cash equivalents

	December 31,	December 31,
	2020	2019
Cash at bank and on hand	18,695,040	26,889,923
Short term deposits in USD	—	4,646,880
Total cash and cash equivalents	18,695,040	31,536,803

Schedule of cash and cash equivalents by currency

	December 31,	December 31,
	2020	2019
CHF	60.53%	64.31%
USD	38.70%	35.03%
EUR	0.63%	0.26%
GBP	0.14%	0.40%
Total	100.00%	100.00%

Schedule of cash and cash equivalents by credit rating

	December 31,	December 31,
External credit rating of counterparty	2020	2019
P‑1 / A‑1	18,694,883	31,536,646
Cash on hand	157	157
Total cash and cash equivalents	18,695,040	31,536,803